July 5, 1998

Dear Policy Holder:

U.S. and European stock markets surged during the first half of 1998, shaking off jitters caused by economic turmoil along the Pacific Rim last winter. Asia sought to remedy its ailing economies but investment capital bled from the Pacific Rim. Many foreign investors sought the relative safety of U.S. Treasuries - bolstering the domestic bond market.

   Cumulative Total Return              Six Months Ended June 30, 1998
Standard & Poor's 500 Index                                   +16.84%
Morgan Stanley Europe Australia Far East Index                +15.27%
Russell 2000 Index                                             +4.66%
Lehman Brothers Government/Corporate Bond Index                +4.17%

Past performance does not guarantee future results. Performance quoted above is at net asset value and assumes reinvestment of distributions.

   A fortuitous fusion of robust growth, tame inflation, and low unemployment in the U.S. lifted the Dow Jones Industrial Average above the 9000 point mark for the first time. Short-term market expectations hurt many small cap stocks as investors focused on larger cap stocks. The total return of the S&P 500 was nearly four times that of the Russell 2000 Index, as shown above.
   Low interest rates and federal budget restraint powered a U.S. bond market rally this past spring. Treasury prices rose to historic highs while yields fell. Increased corporate profits boosted the sector's bond market as most businesses met debt obligations.
   European economic growth accelerated due to increased fiscal discipline on the part of governments and private industry. Strong gains in the Morgan Stanley Capital Europe Australia Far East (EAFE) Index largely resulted from Continental Europe's economic growth prospects and reforms related to the introduction of a common currency in 1999.
   Asian stock markets languished for much of the period. A sustained rally in Asian stocks seems unlikely over the coming months unless Japan, the main engine of growth for the region, acts decisively to clean up its debt strapped banking system and revives its economy.
   At mid-year, the U.S. economy is buffeted by opposing forces. Domestic demand for U.S. goods and services remains strong but exports have dropped due to the Pacific Rim crises. We believe the Asian situation could have a moderating effect on U.S. companies' profit growth for the remainder of the fiscal year.
   We thank you for your investment in Premium Fund. We suggest you periodically review your annuity investment options with the help of your financial adviser.

Sincerely,

/s/ Wayne A. Stork                          /s/ Jeffrey J. Nick
---------------------------                 -----------------------------------
Wayne A. Stork                              Jeffrey J. Nick
Chairman                                    President and Chief Executive


(899)

Delaware Group Premium Fund, Inc.-Trend Series
Statement of Net Assets
June 30, 1998 (Unaudited)

                                                   Number              Market
                                                 of Shares             Value
  Common Stock - 92.90%
  Aerospace & Defense - 1.86%
 +AAR ..................................           52,050           $ 1,538,728
 *Kellstrom Industries .................           31,900               935,069
 *LMI Aerospace ........................           27,700               287,388
                                                                    -----------
                                                                      2,761,185
                                                                    -----------
  Banking, Finance & Insurance - 14.29%
  ACE Limited ..........................           41,200             1,606,800
 +Ambac Financial Group ................           37,200             2,176,200
 *Amerin ...............................            7,400               215,756
  Capital Automotive ...................          126,800             1,802,937
  Capital Re ...........................           26,800             1,919,550
 *Capital Trust Class A ................           65,700               632,363
  Centris Group ........................           27,300               337,838
  FIRST AMERICAN (TENNESSE) ............           95,700             4,608,553
 *First Sierra Financial ...............           31,200               949,650
  Indymac Mortgage Holdings ............           83,700             1,904,175
 *Profit Recovery Group ................           74,800             2,096,737
  Resource Asset Investment Trust ......           38,100               607,219
  Webster Financial ....................           29,700               987,525
  Western Bancorp ......................           31,200             1,323,075
                                                                    -----------
                                                                     21,168,378
                                                                    -----------
  Buildings &  Materials - 2.55%
 *Comfort Systems USA ..................          118,500             2,769,938
 *J. Ray McDermott .....................           24,400             1,012,600
                                                                    -----------
                                                                      3,782,538
                                                                    -----------
  Cable, Media, & Publishing - 9.28%
+*CHANCELLOR MEDIA CLASS A .............          105,100             5,218,869
 *Emmis Broadcasting ...................           33,000             1,582,969
 *Metro Networks .......................           21,700               933,778
+*Snyder Communications ................           41,500             1,826,000
 +TCA Cable TV .........................           19,600             1,178,450
 *The Petersen Companies Class A .......           58,000             1,486,250
+*USA Networks .........................           60,304             1,517,022
                                                                    -----------
                                                                     13,743,338
                                                                    -----------
  Chemicals - 1.42%
+*Mettler-Toledo International .........          104,900             2,104,556
                                                                    -----------
                                                                      2,104,556
                                                                    -----------
  Computers & Technology - 22.84%
+*AnswerThink Consulting Group .........           23,300               499,494
+*Aspect Development ...................           33,600             2,538,900
 *Brio Technology ......................           25,600               344,800
+*Concord Communications ...............           14,700               378,066

                                                   Number              Market
                                                 of Shares             Value
  Common Stock (Continued)
  Computers & Technology (Continued)
 *EMC .......................................      68,900           $ 3,087,581
 *FlexInternational Software ................      94,000               666,812
 +Henry(Jack) & Associates ..................      59,800             2,059,363
+*Hyperion Software .........................      75,700             2,159,816
+*Inktomi ...................................      14,500               575,469
+*J.D. EDWARDS ..............................      66,100             2,838,169
+*Netgravity ................................       7,200                94,275
+*Network Appliance .........................      28,500             1,108,828
+*NOVA ......................................      88,700             3,171,025
 *Peerless Systems ..........................     106,100             2,214,838
+*PLATINUM TECHNOLOGY .......................     138,295             3,954,373
 *PMT Services ..............................      80,900             2,057,894
 *SPR .......................................      38,500             1,171,844
 *SunGuard Data Systems .....................      40,700             1,561,863
+*Veritas Software ..........................      51,975             2,148,841
+*Xylan .....................................      40,200             1,197,206
                                                                    -----------
                                                                     33,829,457
                                                                    -----------
  Consumer Products - 3.79%
 *Cendant ...................................      37,860               790,328
 +G&K Services ..............................      40,900             1,789,375
 *GEMSTAR INTERNATIONAL
    GROUP LIMITED ...........................      81,300             3,030,966
                                                                    -----------
                                                                      5,610,669
                                                                    -----------
  Electronics & Electrical Equipment - 5.06%
 *Applied Micro Circuits ....................      96,000             2,493,000
 *Integrated Electrical Services ............      38,600               776,825
+*Micrel ....................................      52,900             1,735,781
+*MMC Networks ..............................      23,600               751,512
 +Pittston Brink's Group ....................      23,500               866,563
 *Protection One ............................      79,800               870,319
                                                                    -----------
                                                                      7,494,000
                                                                    -----------
  Environmental Services - 0.81%
 *Superior Services .........................      39,800             1,197,731
                                                                    -----------
                                                                      1,197,731
                                                                    -----------
  Food, Beverages & Tobacco - 1.09%
 *The Cheesecake Factory ....................      71,700             1,622,213
                                                                    -----------
                                                                      1,622,213
                                                                    -----------
  Healthcare & Pharmaceuticals - 5.27%
+*Alternative Living Services ...............      48,300             1,304,100
+*Atria Communities .........................      27,400               471,794
 *Brookdale Living Communities ..............      75,000             1,907,813

------------
   Top 10 stock holdings, representing 23.3% of net assets, are printed in bold face.

Trend Series
Statement of Net Assets (Continued)

                                                   Number              Market
                                                 of Shares             Value
  Common Stock (Continued)
  Healthcare & Pharmaceuticals (Continued)
+*Coulter Pharmaceuticals .................        14,200            $  430,438
+*Renal Care Group ........................        25,850             1,140,631
+*Sunrise Assisted Living .................        74,100             2,549,503
                                                                    -----------
                                                                      7,804,279
                                                                    -----------
  Industrial Machinery - 0.13%
 *Spinnaker Industries Common .............         5,800               108,025
 *Spinnaker Industries Class A ............         4,500                87,750
                                                                    -----------
                                                                        195,775
                                                                    -----------
  Leisure, Lodging & Entertainment - 1.60%
 *Dave & Buster's .........................        51,500             1,282,672
  Royal Caribbean Cruises .................        13,700             1,089,150
                                                                    -----------
                                                                      2,371,822
                                                                    -----------
  Metals & Mining - 0.46%
 *Metals USA ..............................        39,500               681,375
                                                                    -----------
                                                                        681,375
                                                                    -----------
  Paper & Forest Products - 1.91%
 +CONSOLIDATED GRAPHICS ...................        47,900             2,826,100
                                                                    -----------
                                                                      2,826,100
                                                                    -----------
  Retail - 15.31%
 *Barnett .................................        52,800             1,062,600
+*Bebe Stores .............................        24,200               316,113
+*CDnow ...................................        29,200               587,650
 *CompUSA .................................        47,100               850,744
+*Concepts Direct .........................        22,100               327,356
 *Cost Plus ...............................        76,900             2,307,000
 *DOLLAR TREE STORES ......................        69,600             2,827,500
 *Hibbett Sporting Goods ..................        42,200             1,682,725

                                                   Number              Market
                                                 of Shares             Value
  Common Stock (Continued)
  Retail (Continued)
 *LINENS  N  THINGS ...............                97,500           $ 2,979,844
+*MSC Industrial Direct Class A ...                74,900             2,134,650
+*Marinemax .......................                37,900               469,013
 *Piercing Pagoda .................                23,900               857,413
 +Restoration Hardware ............                25,000               626,563
  Schultz Sav-O Stores ............                28,000               451,500
 *Sonic ...........................                24,750               552,234
+*Staples .........................                96,475             2,794,760
+*Sunglass Hut International ......                61,100               674,009
 *Wilmar Industries ...............                46,000             1,173,000
                                                                    -----------
                                                                     22,674,674
                                                                    -----------
  Telecommunicatios - 2.71%
+*GeoTel Communications ...........                51,000             2,068,688
+*Nextlink Communications Class A .                51,500             1,948,953
                                                                    -----------
                                                                      4,017,641
                                                                    -----------
  Transportaion & Shipping - 0.55%
+*Coach USA .......................                17,700               807,563
                                                                    -----------
                                                                        807,563
                                                                    -----------
  Utilities - 1.22%
+*AES .............................                34,392             1,807,729
                                                                    -----------
                                                                      1,807,729
                                                                    -----------
  Miscellaneous - 0.75%
+*Neff ............................                29,900               347,588
+*NFO Worldwide ...................                42,300               756,113
  Northland Cranberries ...........                   400                 6,188
                                                                    -----------
                                                                      1,109,889
                                                                    -----------
  Total Common Stock
  (cost $112,340,459) .............                                 137,610,912
                                                                    -----------

Trend Series
Statement of Net Assets (Continued)

                                                 Principal             Market
                                                   Amount              Value
Repurchase Agreements - 11.01%
With Chase Manhattan 5.85%
   7/01/98 (dated 6/30/98,
   collateralized by $6,102,000
   U.S. Treasury Notes
   5.375% due 6/30/03,
   market value $6,073,107)..............      $5,952,000            $5,952,000
With PaineWebber 5.75%
   7/01/98 (dated 6/30/98,
   collateralized by $1,738,000
   U.S. Treasury Notes
   5.875% due 01/31/99,
   market value $1,783,536 and
   $3,405,000 U.S. Treasury Notes
   6.00% due 08/15/99, market value
   $3,496,730) ..........................       5,175,000             5,175,000

                                              Principal               Market
                                                Amount                Value

Repurchase Agreements (Continued)
With J.P. Morgan Securities 5.75%
   7/01/98 (dated 6/30/98,
   collateralized by $190,000
   U.S. Treasury Notes
   5.50% due 03/31/03,
   market value $192,425 and
   $4,850,000 U.S. Treasury Notes
   6.25% due 02/15/03, market value
   $5,096,466)...........................      $5,175,000          $  5,175,000
                                                                   ------------
Total Repurchase Agreements
   (cost $16,302,000)                                                16,302,000
                                                                   ------------


Total Market Value of Securities-103.91%  (cost $128,642,459)..... $153,912,912

Liabilities Net of Receivables and Other Assets-(3.91%) ..........   (5,791,176)
                                                                   ------------
Net Assets Applicable to 7,839,785 Shares ($0.01 par value)
   Outstanding; Equivalent to $18.89 Per Share-100.00%  .......... $148,121,736
                                                                   ============

Components of Net Assets at June 30, 1998:
Common stock, $0.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to the Series........................................ $117,126,761
Undistributed net investment income ..............................       12,396
Accumulated net realized gain on investments .....................    5,712,126
Net unrealized appreciation of investments .......................   25,270,453
                                                                   ------------
Total net assets.................................................. $148,121,736
                                                                   ============

-------------
*Non-income producing security.
+Security is partially or fully on loan.

                             See accompanying notes

Delaware Group Premium Fund, Inc.-Decatur Total Return Series
Statement of Net Assets
June 30, 1998 (Unaudited)

                                                   Number              Market
                                                 of Shares             Value
 Common Stock - 97.23%
 Automobiles & Automotive Parts - 5.51%
 Cooper Industries ................                72,900            $4,004,944
 Ford Motor .......................               143,900             8,490,100
 General Motors ...................               121,100             8,090,994
 Tenneco ..........................               234,400             8,921,850
                                                                    -----------
                                                                     29,507,888
                                                                    -----------
 Banking, Finance & Insurance - 22.24%
+AMERICAN GENERAL .................               158,700            11,297,456
 Aon ..............................               138,625             9,738,406
 BANK OF BOSTON ...................               197,200            10,969,250
 BankAmerica ......................                97,900             8,462,231
 Crestar Financial ................               146,600             7,998,863
 First Chicago NBD ................               101,800             9,022,025
+First Union ......................               170,826             9,950,615
 Fleet Financial Group ............                72,500             6,053,750
 Mellon Bank ......................               100,700             7,011,238
+Mercantile Bancorporation ........               120,100             6,050,038
 National City ....................                83,500             5,928,500
 PNC Financial Group ..............                15,400               828,713
 SAFECO ...........................               124,100             5,634,916
+St. Paul .........................               184,600             7,764,738
 Summit Bancorp ...................               124,575             5,917,313
+U.S. Bancorp .....................               151,500             6,514,500
                                                                    -----------
                                                                    119,142,552
                                                                    -----------
  Cable, Media & Publishing - 3.02%
  McGRAW-HILL .....................               198,300            16,173,844
                                                                    -----------
                                                                     16,173,844
                                                                    -----------
 Chemicals - 5.72%
 duPont (E.I.) deNemours ..........                82,100             6,126,713
+Hercules .........................                41,200             1,694,350
 HOECHST ADR ......................               250,100            12,411,213
+Imperial Chemical ADR ............               156,600            10,100,700
 PPG Industries ...................                 4,500               313,031
                                                                    -----------
                                                                     30,646,007
                                                                    -----------
 Consumer Products - 3.38%
 Kimberly-Clark ...................               153,800             7,055,575
+MINNESOTA MINING &
   MANUFACTURING ..................               134,700            11,070,656
                                                                    -----------
                                                                     18,126,231
                                                                    -----------
 Electronics & Electrical Equipment - 4.85%
+AMP                                              169,500             5,826,563
 Eaton ............................                46,800             3,638,700

                                                   Number              Market
                                                 of Shares             Value

 Common Stock (Continued)
 Electronics & Electrical Equipment (Continued)
 Emerson Electric .....................           170,700           $10,295,344
+Thomas & Betts .......................           126,400             6,225,200
                                                                    -----------
                                                                     25,985,807
                                                                    -----------
 Energy - 11.20%
 Atlantic Richfield ...................           129,900            10,148,438
 British Petroleum ADR ................            81,342             7,178,467
+Chevron ..............................           126,500            10,507,406
 Consolidated Natural Gas .............           134,500             7,918,688
+Enron ................................           126,700             6,849,719
 USX-Marathon Group ...................           237,100             8,135,494
+Williams .............................           274,900             9,277,875
                                                                    -----------
                                                                     60,016,087
                                                                    -----------
 Enviromental Services - 1.52%
+Browning Ferris ......................           233,980             8,130,805
                                                                    -----------
                                                                      8,130,805
                                                                    -----------
  Food, Beverage & Tobacco - 9.51%
  BESTFOODS ...........................           238,800            13,865,325
  ConAgra .............................           302,800             9,594,975
  Fortune Brands ......................           273,900            10,528,031
  Heinz (H.J.) ........................           134,800             7,565,650
  Philip Morris .......................           239,200             9,418,500
                                                                    -----------
                                                                     50,972,481
                                                                    -----------
 Healthcare & Pharmaceuticals - 9.67%
 AMERICAN HOME PRODUCTS ...............           275,200            14,241,600
 BAXTER INTERNATIONAL .................           209,600            11,279,100
+Glaxo Wellcome ADR ...................           126,000             7,536,375
 Merck & Company ......................            58,500             7,824,375
 Pharmacia & Upjohn ...................           237,400            10,950,075
                                                                    -----------
                                                                     51,831,525
                                                                    -----------
 Metals & Mining - 2.32%
+Allegheny Teledyne ...................           295,500             6,759,563
+Aluminum Company of America ..........            86,300             5,690,406
                                                                    -----------
                                                                     12,449,969
                                                                    -----------
 Paper & Forest Products - 1.97%
+Union Camp ...........................           105,700             5,245,363
 Weyerhaeuser .........................           114,300             5,279,231
                                                                    -----------
                                                                     10,524,594
                                                                    -----------
--------------
Top 10 stock holdings, representing 23.6% of net assets, are printed in bold face.

Decatur Total Return Series
Statement of Net Assets (Continued)


                                                   Number              Market
                                                 of Shares             Value

 Common Stock (Continued)
 Retail - 4.18%
 MAY DEPARTMENT STORES .............              176,200           $11,541,100
+Penney (J.C.) .....................              149,900            10,839,644
                                                                    -----------
                                                                     22,380,744
                                                                    -----------
 Telecommunications - 7.55%
 AT & T ............................               70,400             4,021,600
 Bell Atlantic .....................              167,700             7,651,313
+Cable & Wireless ADR ..............              159,100             5,866,813
 Frontier ..........................              265,300             8,356,950
 GTE ...............................              145,800             8,110,125
+SBC Communications ................              161,400             6,456,000
                                                                    -----------
                                                                     40,462,801
                                                                    -----------
 Transportation & Shipping - 0.78%
+British Airways ADR ...............               34,100             3,667,881
 Norfolk Southern ..................               17,100               509,794
                                                                    -----------
                                                                      4,177,675
                                                                    -----------
 Utilities - 1.30%
+Southern ..........................              252,200             6,982,788
                                                                    -----------
                                                                      6,982,788
                                                                    -----------
 Miscellaneous - 2.51%
 PITNEY BOWES ......................              278,900            13,422,063
                                                                    -----------
                                                                     13,422,063
                                                                    -----------
 Total Common Stock
  (cost $451,552,825) ..............                                520,933,861
                                                                    -----------

                                                 Principal             Market
                                                  Amount               Value
Repurchase Agreements - 2.62%
With Chase Manhattan
   5.85% 07/01/98 (dated 06/30/98,
   collateralized by $5,260,000
   U.S. Treasury Notes
   5.375% due 06/30/03,
   market value $5,234,897)..........          $5,131,000           $ 5,131,000
With J.P. Morgan Securities
   5.75% 07/01/98 (dated 06/30/98,
   collateralized by $4,181,000
   U.S. Treasury Notes 6.25% due
   02/15/03, market value $4,393,052,
   and $164,000 U.S. Treasury Notes
   5.50% due 03/31/03,
   market value $165,866)............           4,460,000             4,460,000
With PaineWebber 5.75% 07/01/98
   (dated 06/30/98, collateralized by
   $1,498,000 U.S. Treasury Notes
   5.875% due 01/31/99, market
   value $1,537,372, and $2,935,000
   U.S. Treasury Notes 6.00%
   due 08/31/99,
   market value $3,014,112)..........           4,461,000             4,461,000
                                                                    -----------
   Total Repurchase Agreements
   (cost $14,052,000)...............                                 14,052,000
                                                                    -----------


Total Market Value of Securities-99.85% (cost $465,604,825)....... $534,985,861

Receivables and Other Assets Net of Liabilities-0.15% ............      803,734
                                                                   ------------
Net Assets Applicable to 27,704,927 Shares ($0.01 par value)
  Outstanding; Equivalent to $19.34 Per Share-100.00% ............ $535,789,595
                                                                   ============
Components of Net Assets at June 30, 1998:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with  50,000,000 shares allocated to the Series..... $435,529,293
Undistributed net investment income ..............................    1,914,174
Accumulated net realized gain on investments .....................   28,965,092
Net unrealized appreciation of investments .......................   69,381,036
                                                                   ------------
Total net assets ................................................. $535,789,595
                                                                   ============
-------------
+Security is partially or fully on loan
 ADR - American Depository Receipt

                             See accompanying notes

Delaware Group Premium Fund, Inc.-Global Bond Series
Statement of Net Assets
June 30, 1998 (Unaudited)

                                          Principal               Market
                                           Amount*                Value
                                                                 (U.S.$)
Bonds - 94.45%
Australia - 18.45%
Australian Government
   6.75% 11/15/06 .............         A$ 1,700,000           $1,136,694
Australian Government
   7.00% 04/15/00 .............              800,000              509,773
Australian Government
   10.00% 10/15/02 ............              500,000              363,503
Federal National Mortgage
   Association 5.75% 09/05/00 .              700,000              435,069
New South Wales Treasury
   7.00% 02/01/00 .............              700,000              443,585
Queensland Treasury
   8.00% 08/14/01 .............              750,000              497,649
                                                              -----------
                                                                3,386,273
                                                              -----------
Canada - 12.05%
Abbey National Treasury Service
   7.00% 12/31/99 .............         C$   550,000              382,218
Canada Government
   7.50% 03/01/01 .............              500,000              359,646
Canada Government
   8.75% 12/01/05 .............              300,000              246,898
Export-Import Bank of Japan
   7.75% 10/08/02 .............              160,000              117,322
Japan Highway 7.875% 09/27/02 .              400,000              294,158
KFW International Finance
   6.50% 12/28/01 .............               60,000               42,054
Kingdom of Norway
   8.375% 01/27/03 ............              200,000              150,826
Ontario Hydro 10.00% 03/19/01 .              300,000              228,155
Ontario Hydro 10.875% 03/29/99               550,000              389,712
                                                              -----------
                                                                2,210,989
                                                              -----------

                                          Principal               Market
                                           Amount*                Value
                                                                 (U.S.$)
Bonds (Continued)
Denmark - 1.77%
Kingdom of Denmark
   7.00% 11/15/07 .............         Dk   500,000           $   83,606
Kingdom of Denmark
   8.00% 11/15/01 .............            1,500,000              241,233
                                                              -----------
                                                                  324,839
                                                              -----------
Germany - 20.07%
Baden Wurt L-Finance NV
   5.25% 09/26/01 .............        Dem 1,000,000              567,962
Baden Wurt L-Finance NV
   6.625% 08/20/03 ............              250,000              150,805
Deutsche Pfandbriefe Hypotheken
   Bank 5.625% 02/07/03 .......            1,000,000              577,434
Deutschland Republic
   6.50% 07/15/03 .............            1,500,000              905,310
Deutschland Republic
   6.50% 07/04/27 .............              350,000              225,913
DSL Finance NV 6.00% 02/21/06 .            1,200,000              710,592
International Bank
   Reconstruction & Development
   6.125% 09/27/02 ............              150,000               88,305
Republic of Finland
   5.50% 02/09/01 .............              800,000              456,582
                                                              -----------
                                                                3,682,903
                                                              -----------
Netherlands - 5.85%
Netherlands Government
   8.25% 09/15/07 .............        Nlg 1,400,000              860,297
Netherlands Government
   9.00% 05/15/00 .............              400,000              213,360
                                                              -----------
                                                                1,073,657
                                                              -----------

Global Bond Series
Statement of Net Assets (Continued)


                                          Principal               Market
                                           Amount*                Value
                                                                 (U.S.$)
Bonds (Continued)
New Zealand - 11.89%
New Zealand Government
   6.50% 02/15/00 ..................   NZ$   500,000           $  255,740
New Zealand Government
   7.00% 07/15/09 ..................         200,000              108,934
New Zealand Government
   8.00% 02/15/01 ..................         750,000              396,116
New Zealand Government
   8.00% 04/15/04 ..................       1,350,000              740,973
New Zealand Government
   8.00% 11/15/06 ..................       1,000,000              568,030
New Zealand Government
   10.00% 03/15/02 .................         200,000              113,513
                                                              -----------
                                                                2,183,306
                                                              -----------
South Africa - 2.91%
Republic of South Africa
   12.50% 01/15/02 .................   Sa  3,500,000              535,038
                                                              -----------
                                                                  535,038
                                                              -----------
Sweden - 2.52%
Swedish Government
   8.00% 08/15/07 ..................   Sk  2,200,000              336,000
Swedish Government
   9.00% 04/20/09 ..................         300,000               49,916
Swedish Government
   13.00% 06/15/01 .................         500,000               77,118
                                                              -----------
                                                                  463,034
                                                              -----------


                                          Principal               Market
                                           Amount*                Value
                                                                 (U.S.$)

Bonds (Continued)
United States - 18.94%
International America Development
   Bank 6.325% 10/22/07 ............     $   300,000          $   310,688
J. Sainsbury 6.25% 03/27/02 ........         100,000              100,500
Korea Electric Power 6.325% 12/01/03         100,000               86,000
Matsushita Electric 7.25% 08/01/02 .         200,000              207,750
Republic of Finland 7.875% 07/28/04          200,000              220,500
U.S. Treasury Bill 5.75% 09/30/99 ..         100,000              100,299
U.S. Treasury Inflation
   Index Note 3.375% 01/15/07 ......         409,504              396,707
U.S. Treasury Inflation
   Index Note 3.625% 07/15/02 ......         354,470              350,592
U.S. Treasury Inflation
   Index Note 3.625% 01/15/08 ......         250,998              248,174
U.S. Treasury Note 6.125% 07/13/00 .         300,000              303,624
U.S. Treasury Note 6.25% 02/15/07 ..         200,000              209,474
U.S. Treasury Note 6.375% 08/15/27 .         550,000              604,917
U.S. Treasury Note 7.875% 11/15/04 .         300,000              336,978
                                                              -----------
                                                                3,476,203
                                                              -----------
Total Bonds (cost $17,930,139) .....                           17,336,242
                                                              -----------

Global Bond Series
Statement of Net Assets (Continued)


                                           Principal               Market
                                            Amount*                Value
                                                                  (U.S.$)

Repurchase Agreements - 3.36%
With Chase Manhattan 5.85% 07/01/98
   (dated 06/30/98, collateralized by
   $231,000 U.S. Treasury Notes 5.375%
   due 06/30/03, market value $229,856)..   $225,000             $225,000
With J.P. Morgan Securities 5.75%
   07/01/98 (dated 06/30/98, collateralized
   by $7,000 U.S. Treasury Notes 5.50%
   due 03/31/03, market value $7,283 and
   $184,000 U.S. Treasury Notes 6.25%
   due 02/15/03, market value $192,892)..    196,000              196,000

                                           Principal               Market
                                            Amount*                Value
                                                                  (U.S.$)
Repurchase Agreements (Continued)
With PaineWebber 5.75% 07/01/98
   (dated 06/30/98, collateralized by
   $66,000 U.S. Treasury Notes 5.875%
   due 01/31/99, market value $67,503 and
   $129,000 U.S. Treasury Notes 6.00%
   due 08/31/99, market value $132,345)..   $196,000             $196,000
                                                               ----------
Total Repurchase Agreements
   (cost $617,000)                                                617,000
                                                               ----------



Total Market Value of Securities-97.81% (cost $18,547,139)... $17,953,242

Receivables and Other Assets Net of Liabilities-2.19%........     401,579
                                                              -----------

Net Assets Applicable to 1,807,324 Shares ($0.01 par value)
   Outstanding; Equivalent to $10.16 Per Share-100.00%....... $18,354,821
                                                              ===========

Components of Net Assets at June 30, 1998:
Common stock, $0.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to the Series................................... $18,874,525
Undistributed net investment income ** ......................     158,244
Accumulated net realized loss on investments ................     (72,628)
Net unrealized depreciation on investments ..................    (605,320)
                                                              -----------
Total net assets ............................................ $18,354,821
                                                              ===========

------------
* Principal amount is stated in the currency in which each bond is denominated.
  A$ - Australian Dollars   Dem - German Deutsche Marks  Sa - South African Rand
  C$ - Canadian Dollars     Nlg - Dutch Guilders         Sk - Swedish Kroner
  Dk - Danish Kroner        NZ$ - New Zealand Dollars     $ - U. S. Dollars

** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes

Delaware Group Premium Fund, Inc.
Statements of Operations
Six Months Ended 6/30/98
(Unaudited)

                                                                      Trend                Decatur Total             Global
                                                                      Series               Return Series           Bond Series
                                                                      ------               -------------           -----------
Investment Income:
Interest ...............................................           $    370,109            $    363,596           $    590,712
Dividends ..............................................                192,964               5,847,831                   --
                                                                   ------------            ------------           ------------
                                                                        563,073               6,211,427                590,712
                                                                   ------------            ------------           ------------

Expenses:
Management fees ........................................                493,193               1,435,536                 67,154
Custodian fees .........................................                  5,983                   6,654                  4,850
Dividend disbursing and transfer agent fees and expenses                  2,225                   4,000                    320
Registration fees ......................................                  4,930                  33,200                    842
Reports and statements to shareholders .................                 15,363                  31,923                  2,501
Accounting and administration ..........................                 32,135                 115,837                  3,798
Professional fees ......................................                  5,485                  26,625                  6,246
Directors' fees ........................................                  1,136                   3,510                    272
Taxes (other than taxes on income) .....................                  4,062                  22,186                   --
Other ..................................................                  5,399                   8,792                  2,732
                                                                   ------------            ------------           ------------
                                                                        569,911               1,688,263                 88,715

Less expenses absorbed by Delaware Management
   Company or Delaware International Advisers Ltd. .....                (46,127)                   --                  (15,983)
                                                                   ------------            ------------           ------------
Total Expenses .........................................                523,784               1,688,263                 72,732
                                                                   ------------            ------------           ------------
Net Investment Income ..................................                 39,289               4,523,164                517,980
                                                                   ------------            ------------           ------------
Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currencies:
Net realized gain (loss) on:
   Investment  transactions ............................              6,019,563              29,122,870                (71,799)
   Foreign currencies ..................................                   --                      --                   10,271
                                                                   ------------            ------------           ------------
Net realized gain (loss) ...............................              6,019,563              29,122,870                (61,528)
Net change in unrealized appreciation/depreciation
    on investments and foreign currencies ..............              7,551,020               7,686,692               (326,690)
                                                                   ------------            ------------           ------------
Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currencies ...............             13,570,583              36,809,562               (388,218)
                                                                   ------------            ------------           ------------
Net increase in net assets
   resulting from operations ...........................           $ 13,609,872            $ 41,332,726           $    129,762
                                                                   ============            ============           ============

See accompanying notes

Delaware Group Premium Fund, Inc.
Statements of Changes in Net Assets

                                                                                           Six Months
                                                        Six Months                           Ended
                                                          Ended              Year           6/30/98
                                                         6/30/98            Ended        Decatur Total
                                                         Trend             12/31/97         Return
                                                         Series             Trend           Series
                                                        (Unaudited)         Series        (Unaudited)
                                                       -------------    -------------    -------------
Increase In Net Assets
   From Operations:
Net investment income ..............................   $      39,289    $     132,509    $   4,523,164
Net realized gain (loss) on investments
   and foreign currencies ..........................       6,019,563        2,089,208       29,122,870
Net change in unrealized appreciation/depreciation
   on investments and foreign currencies ...........       7,551,020       13,569,520        7,686,692
                                                       -------------    -------------    -------------
Net increase in net assets resulting from operations      13,609,872       15,791,237       41,332,726
                                                       -------------    -------------    -------------
Distributions to Shareholders From:
Net investment income ..............................        (135,410)        (204,613)      (3,187,258)
Net realized gain on investment transactions .......      (2,315,513)        (736,608)     (23,162,228)
                                                       -------------    -------------    -------------
                                                          (2,450,923)        (941,221)     (26,349,486)
                                                       -------------    -------------    -------------
Capital Share Transactions:
Proceeds from shares sold ..........................      55,112,486       56,666,244      108,534,796
Net asset value of shares issued upon reinvestment
   of dividends from net investment income and net
   realized gain on investment transactions ........       2,450,923          941,222       26,349,486
                                                       -------------    -------------    -------------
                                                          57,563,409       57,607,466      134,884,282
Cost of shares repurchased .........................     (38,876,712)     (10,604,885)     (15,479,897)
                                                       -------------    -------------    -------------
Increase in net assets derived from capital
   share transactions ..............................      18,686,697       47,002,581      119,404,385
                                                       -------------    -------------    -------------
Net Increase In Net Assets .........................      29,845,646       61,852,597      134,387,625
                                                       -------------    -------------    -------------
Net Assets:
Beginning of period ................................     118,276,090       56,423,493      401,401,970
                                                       -------------    -------------    -------------
End of period ......................................   $ 148,121,736    $ 118,276,090    $ 535,789,595
                                                       =============    =============    =============


                                                                              Six Months
                                                               Year              Ended          Year
                                                               Ended            6/30/98         Ended
                                                             12/31/97           Global        12/31/97
                                                           Decatur Total         Bond          Global
                                                              Return            Series          Bond
                                                              Series         (Unaudited)        Series
                                                          -------------    -------------    -------------
Increase In Net Assets
   From Operations:
Net investment income ..............................      $   5,543,484    $     517,980    $     880,323
Net realized gain (loss) on investments
   and foreign currencies ..........................         23,181,744          (61,528)         (30,733)
Net change in unrealized appreciation/depreciation
   on investments and foreign currencies ...........         40,216,861         (326,690)        (543,397)
                                                          -------------    -------------    -------------
Net increase in net assets resulting from operations         68,942,089          129,762          306,193
                                                          -------------    -------------    -------------
Distributions to Shareholders From:
Net investment income ..............................         (5,726,790)        (710,028)        (605,362)
Net realized gain on investment transactions .......        (14,788,457)         (16,416)         (83,855)
                                                          -------------    -------------    -------------
                                                            (20,515,247)        (726,444)        (689,217)
                                                          -------------    -------------    -------------
Capital Share Transactions:
Proceeds from shares sold ..........................        187,531,270        3,130,163       12,524,510
Net asset value of shares issued upon reinvestment
   of dividends from net investment income and net
   realized gain on investment transactions ........         20,515,247          726,444          689,217
                                                          -------------    -------------    -------------
                                                            208,046,517        3,856,607       13,213,727
Cost of shares repurchased .........................        (21,717,966)      (1,780,700)      (5,425,925)
                                                          -------------    -------------    -------------
Increase in net assets derived from capital
   share transactions ..............................        186,328,551        2,075,907        7,787,802
                                                          -------------    -------------    -------------
Net Increase In Net Assets .........................        234,755,393        1,479,225        7,404,778
                                                          -------------    -------------    -------------
Net Assets:
Beginning of period ................................        166,646,577       16,875,596        9,470,818
                                                          -------------    -------------    -------------
End of period ......................................      $ 401,401,970    $  18,354,821    $  16,875,596
                                                          =============    =============    =============

See accompanying notes

Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:


                                                                                         Trend Series
                                                  -----------------------------------------------------------------------
                                                   Six Months                                                   12/27/93(1)
                                                     Ended                  Year Ended December 31,                 to
                                                   6/30/98(3)     1997        1996         1995        1994     12/31/93
                                                  (Unaudited)


Net asset value, beginning of period ........       $17.380     $14.560      $14.020     $10.160      $10.200     $10.000

Income from investment operations:
   Net investment income ....................         0.006       0.019        0.050       0.098        0.079        none
   Net realized and unrealized ..............
   gain (loss) on investments ...............         1.866       3.031        1.380       3.852       (0.119)      0.200
                                                    -------     -------      -------     -------      -------     -------
   Total from investment operations .........         1.872       3.050        1.430       3.950       (0.040)      0.200
                                                    -------     -------      -------     -------      -------     -------
Less dividends and distributions:
   Dividends from net investment income .....        (0.020)     (0.050)      (0.090)     (0.090)        none        none
   Distributions from net realized gain
     on investment transactions .............        (0.342)     (0.180)      (0.800)       none         none        none
                                                    -------     -------      -------     -------      -------     -------
   Total dividends and distributions ........        (0.362)     (0.230)      (0.890)     (0.090)        none        none
                                                    -------     -------      -------     -------      -------     -------

Net asset value, end of period ..............       $18.890     $17.380      $14.560     $14.020      $10.160     $10.200
                                                    =======     =======      =======     =======      =======     =======

Total return ................................         10.98%      21.37%       11.00%      39.21%       (0.39%)      2.00%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ..      $148,122    $118,276      $56,423     $20,510       $7,087        $204
   Ratio of expenses to average net assets ..          0.80%       0.80%        0.80%       0.80%        0.80%           (2)
   Ratio of expenses to average net .........
   assets prior to expense limitation .......          0.87%       0.88%        0.92%       0.96%        1.47%           (2)
   Ratio of net investment income to
     average net assets .....................          0.06%       0.16%        0.56%       1.03%        1.63%           (2)
   Ratio of net investment income to
     average net assets prior to expense
     limitation .............................         (0.01%)      0.08%        0.44%       0.87%        0.96%           (2)

   Portfolio turnover .......................           145%        125%         112%         76%          59%           (2)
   Average Commission rate paid(4) ..........       $0.0599     $0.0599      $0.0600         N/A          N/A         N/A

-----------
(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) The ratio of expenses and net investment income to average net assets and portfolio turnover have been omitted as management believes that such ratios are not meaningful due to the limited net assets of this Series.
(3) Ratios have been annualized and total return has not been annualized.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          Decatur Total Return Series
                                                  -----------------------------------------------------------------------
                                                   Six Months
                                                     Ended                       Year Ended December 31,
                                                   6/30/98(1)     1997        1996         1995        1994       1993
                                                  (Unaudited)


Net asset value, beginning of period ........       $18.800     $15.980      $14.830     $11.480      $12.510     $11.220

Income from investment operations:
   Net investment income ....................         0.169       0.324        0.377       0.416        0.412       0.434
   Net realized and unrealized gain
     (loss) on investments ..................         1.548       4.216        2.398       3.574       (0.422)      1.266
                                                    -------     -------      -------     -------      -------     -------
   Total from investment operations .........         1.717       4.540        2.775       3.990       (0.010)      1.700
                                                    -------     -------      -------     -------      -------     -------

Less dividends and distributions:
   Dividends from net investment income .....        (0.127)     (0.370)      (0.420)     (0.430)      (0.420)     (0.410)
   Distributions from net realized gain
     on investment transactions .............        (1.050)     (1.350)      (1.205)     (0.210)      (0.600)       none
                                                    -------     -------      -------     -------      -------     -------
   Total dividends and distributions ........        (1.177)     (1.720)      (1.625)     (0.640)      (1.020)     (0.410)
                                                    -------     -------      -------     -------      -------     -------

Net asset value, end of period ..............       $19.340     $18.800      $15.980     $14.830      $11.480     $12.510
                                                    =======     =======      =======     =======      =======     =======

Total return ................................          9.71%      31.00%       20.72%      36.12%       (0.20%)     15.45%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ..      $535,790    $401,402     $166,647    $109,003      $72,725     $65,519
   Ratio of expenses to average net assets ..          0.71%       0.71%        0.67%       0.69%        0.71%       0.75%
   Ratio of expenses to average net assets
     prior to expense limitation ............          0.71%       0.71%        0.67%       0.69%        0.71%       0.76%
   Ratio of net investment income to
     average net assets .....................          1.90%       2.02%        2.66%       3.24%        3.63%       3.95%
   Ratio of net investment income to average
     net assets prior to expense limitation .          1.90%       2.02%        2.66%       3.24%        3.63%       3.94%
   Portfolio turnover .......................            70%         54%          81%         85%          91%         67%
   Average Commission rate paid(2) ..........       $0.0600     $0.0600      $0.0600         N/A          N/A         N/A

(1) Ratios have been annualized and total return has not been annualized.
(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:


                               Global Bond Series

                                                            Six Months        Year           5/2/96(1)
                                                              Ended           Ended             to
                                                            6/30/98(3)        12/31/97       12/31/96
                                                            (Unaudited)

Net asset value, beginning of period ...................      $10.500        $10.960          $10.000

Income from investment operations:
   Net investment income(2) ............................        0.300          0.636            0.339
   Net realized and unrealized gain (loss) on
     investments and foreign currencies ................       (0.210)        (0.551)           0.831
                                                              -------        -------          -------
   Total from investment operations ....................        0.090          0.085            1.170
                                                              -------        -------          -------
Less dividends and distributions:
   Dividends from net investment income ................       (0.420)        (0.460)          (0.210)
   Distributions from net realized gain
     on investment transactions ........................       (0.010)        (0.085)            none
                                                              -------        -------          -------
   Total dividends and distributions ...................       (0.430)        (0.545)          (0.210)
                                                              -------        -------          -------
Net asset value, end of period .........................      $10.160        $10.500          $10.960
                                                              =======        =======          =======
Total return ...........................................         0.84%          0.88%           11.79%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) .............      $18,355        $16,876           $9,471
   Ratio of expenses to average net assets .............         0.82%          0.80%            0.80%
   Ratio of expenses to average net assets prior
      expense limitation ...............................         1.00%           1.08%            1.19%
   Ratio of net investment income to average net assets.         5.83%          6.03%            6.51%
   Ratio of net investment income to average net assets
     prior to expense limitation .......................         5.65%          5.75%            6.12%
   Portfolio turnover ..................................           89%            97%              56%

----------------
(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) Per share information for the periods ended June 30, 1998 and December 31, 1997 was based on the average shares outstanding method.
(3) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Notes to Financial Statements
June 30, 1998 (Unaudited)

Delaware Group Premium Fund, Inc. (The "Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 16 series: the Trend Series, the DelCap Series, the Small Cap Value Series (formerly the Value Series), the Social Awareness Series (formerly the Quantum Series), the Devon Series, the Decatur Total Return Series, the REIT Series, the Delaware Series, the Convertible Securities Series, the Emerging Markets Series, the International Equity Series, the Global Bond Series, the Delchester Series, the Strategic Income Series, the Capital Reserves Series, and the Cash Reserve Series. These financial statements and the related notes pertain to the Trend Series, the Decatur Total Return Series, and the Global Bond Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series:

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--Each series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements--Each Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations. The Series do isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Series report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income
(loss) for federal income tax purposes.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series are aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to interest income over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Trend Series will make payments from net income and net realized gain on investment transactions, if any, once a year.

The Decatur Total Return Series and the Global Bond Series will make payments from the Series' net investment income quarterly and distributions from net realized gain on investment transactions, if any, following the close of the fiscal year.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of each Series' average daily net assets.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, each Series pays Delaware Management Company ("DMC") the investment manager of each Series except the Global Bond Series, and Delaware International Advisers Ltd. ("DIAL"), the investment manager of the Global Bond Series, an annual fee which is calculated daily based on the net assets of each Series, less the fees paid to the unaffiliated directors for the Decatur Total Return Series. The management fee for the Trend Series and the Global Bond Series are calculated daily on the net assets of each Series without consideration of amounts paid to unaffiliated directors.

DMC and DIAL have elected to waive their fees and reimburse each Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed the following percentages of net assets through October 31, 1998.

The management fee rates, waiver rates and total expenses absorbed by DMC and DIAL for the period ended June 30, 1998 are as follows:

                               Management fee         Waiver as
                               as a percentage      a percentage      Expenses
                              of average daily    of average daily    absorbed
                                 net assets          net assets        by DMC
                                 (per annum)         (per annum)       or DIAL
                              ----------------    ----------------    --------

Trend Series ................      0.75%              0.85%*          $46,127
Decatur Total Return Series .      0.60%              0.80%                --
Global Bond Series ..........      0.75%              0.85%*           15,983

--------------
 *Prior to May 1, 1998 the expense limitations were 0.80%.

The Fund has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to serve as dividend disbursing agent, transfer agent and accounting services agent for the Series.

The amounts expensed for each Series were as follows:

                                        Dividend disbursing,
                                        transfer agent fees      Accounting
                                        and other expenses          fees
                                        ------------------          ----

Trend Series .......................           $2,225             $25,920
Decatur Total Return Series ........            4,000              94,466
Global Bond Series .................              320               3,531

On June 30, 1998, the Series had payables to affiliates as follows:

                                                     Dividend disbursing,          Other
                                   Investment        transfer agent fees,        expenses
                                   Management          accounting fees,           payable
                                 fee payable to       and other expenses          to DMC
                                   DMC or DIAL          payable to DSC        and affiliates
                                   -----------          --------------        --------------


Trend Series ..................      $387,761               $4,990                $2,367
Decatur Total Return Series ...       162,687               18,940                 8,447
Global Bond Series ............        44,082                  748                   337

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1998, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Series as follows:

                                            Purchases                Sales
                                            ---------                -----
Trend Series ..................           $105,021,010            $86,075,182
Decatur Total Return Series ...            254,854,815            161,768,361
Global Bond Series ............              8,235,679              4,648,933

During the period ended June 30, 1998 the Series made purchases and sales of U.S. government securities for each Series as follows:


                                            Purchases                Sales
                                            ---------                -----
Global Bond Series ............             $1,392,985             $2,776,859

At June 30, 1998, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Series were as follows:


                                                       Aggregate      Aggregate     Net unrealized
                                         Cost of      unrealized      unrealized     appreciation
                                       Investments   appreciation    depreciation   (depreciation)
                                       -----------   ------------    ------------   --------------
Trend Series ...................     $128,699,342    $27,202,026     ($1,988,456)    $25,213,570
Decatur Total Return Series ....      466,343,728     78,205,354      (9,563,221)     68,642,133
Global Bond Series .............       18,547,139        204,225        (798,122)       (593,897)


4. Capital Stock
Transactions in capital stock shares were as follows:


                                                     Shares issued upon
                                                  reinvestment of dividends
                                                     from net investment
                                                         income and
                                                    net realized gains on        Shares          Net
                                   Shares sold     investment transactions     repurchased     increase
                                   -----------     -----------------------     -----------     --------

Period ended June 30, 1998:
Trend Series ..................    3,048,709              147,114               (2,159,380)    1,036,443
Decatur Total Return Series ...    5,669,424            1,479,672                 (797,039)    6,352,057
Global Bond Series ............      301,243               70,279                 (171,607)      199,915

Period ended December 31, 1997:
Trend Series ..................    3,548,538               63,254                 (682,630)    2,929,162
Decatur Total Return Series ...   10,893,570            1,321,652               (1,289,152)   10,926,070
Global Bond Series ............    1,188,335               65,554                 (510,926)      742,963

5. Foreign Exchange Contracts
A Series will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. A Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Series may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

6. Credit and Market Risk
Some countries in which the Global Bond Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Series.

Each Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

7. Securities Lending
Securities on loan are required at all times to be secured by collateral at least equal to 102% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related collateral received at June 30, 1998 for each Series was as follows:

                                   Market Value of
                                  Securities on Loan        Collateral
                                  ------------------        ----------

Trend Series ..................       $31,830,105         $32,606,804
Decatur Total Return Series ...        52,843,000          53,906,220